SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT REPORTING
Summary of Segment Results

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Hosting and related services
Revenues	2,975,178	3,401,037	3,788,967	544,251
Cost	(2,130,279)	(2,456,166)	(2,849,518)	(409,308)
Gross profit	844,899	944,871	939,449	134,943
Operating income (expenses)
Operating income	5,439	5,027	6,862	986
Sales and marketing expenses	(171,761)	(172,176)	(206,309)	(29,634)
Research and development expenses	(97,597)	(92,109)	(88,792)	(12,754)
General and administrative expenses	(417,154)	(462,637)	(415,277)	(59,651)
(Allowance) reversal for doubtful debt	(6,257)	598	(1,557)	(224)
Impairment of receivables from equity investees	—	—	(52,142)	(7,490)
Changes in the fair value of contingent purchase consideration payables	(937)	13,905	—	—
Operating profit	156,632	237,479	182,234	26,176
Managed network services
Revenues	417,527	—	—	—
Cost	(504,016)	—	—	—
Gross loss	(86,489)	—	—	—
Operating expenses			—	—
Sales and marketing expenses	(84,921)	—	—	—
Research and development expenses	(51,546)	—	—	—
General and administrative expenses	(102,796)	—	—	—
Allowance for doubtful debt	(31,170)	—	—	—
Impairment of goodwill	(766,440)	—	—	—
Impairment of long-lived assets	(401,808)	—	—	—
Operating loss	(1,525,170)	—	—	—
Group consolidated revenue	3,392,705	3,401,037	3,788,967	544,251
Group consolidated operating (loss) profit	(1,368,538)	237,479	182,234	26,176